INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

Inventory as of December 31, 2024 and 2023 consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Raw materials	$1,293,051	$1,447,850
Work-in-process(i)	20,660	17,552
Semi-finished goods(ii)	632,670	2,391,380
Finished goods	609,516	899,839
Inventory, subtotal	2,555,897	4,756,621
Less: inventory impairment provision	(1,127,700)	(1,942,922)
Inventory, net	$1,428,197	$2,813,699

(i)	Work-in-process primarily consists of battery cells under production or battery pack under assembly process, which will be transferred into Semi-finished goods or finished goods respectively when completed.

(ii)	Semi-finished goods are mainly battery cells which can be used to produce battery packs or sold directly.

SCHEDULE OF MOVEMENT OF INVENTORY IMPAIRMENT PROVISION

Movement of inventory impairment provision is as below:

	For the Years Ended December 31,
	2024	2023	2022
Balance at beginning of the year	$1,942,922	$1,810,384	1,617,467
Addition	483,992	1,506,422	1,544,475
Deletion*	(1,257,111)	(1,321,709)	(1,220,673)
Exchange difference	(42,103)	(52,175)	(130,885)
Balance at end of the year	$1,127,700	$1,942,922	$1,810,384

*	Inventory with impairment provision in the earlier period was sold for the years ended of December 31, 2024, 2023 and 2022.